Inventories (Details) - Schedule of Inventories - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 13,459,205	$ 6,610,565
Work in process	270,180	5,421,908
Finished goods	16,111,476	12,835,235
Total	$ 29,840,861	$ 24,867,708